Revenue by Categories	12 Months Ended
Dec. 31, 2025
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES
15.	REVENUE BY CATEGORIES

Revenue by products or services

For the years ended December 31, 2025, 2024 and 2023, the Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; and 4) hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	For the Year Ended December 31,
	2025	2024	2023
Cloud mining solutions	352,584	271,036	178,044
Bitcoin self-mining revenue	63,087	157,511	100,197
Sales of mining equipment	53,725	30,463	-
Hosting services and others	8,136	4,320	5,865
Total revenues	477,532	463,330	284,106

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%

North America	64,446	16%	155,736	51%	99,043	54%
Asia	108,279	26%	91,868	30%	31,113	17%
Africa	158,617	38%	8,394	3%	3,233	2%
Oceania	75,786	18%	7,777	3%	1,929	1%
Europe	2,877	1%	41,298	14%	47,372	26%
Others	4,440	1%	746	1%	1,219	1%
Total revenue (1)	414,445	100%	305,819	100%	183,909	100%

The basis for attributing revenues by continents is based on the customers’ KYC information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(1)	Total revenue excludes Bitcoin self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of U.S. dollars is presented separately as follows:

	Year Ended December 31,
	2025	2024	2023

Revenue recognized in digital assets payment	474,274	434,600	284,106
Revenue recognized in U.S. dollars payment	3,258	28,730	-
	477,532	463,330	284,106